Financial assets and liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Borrowings at beginning of period	$ (114,345)
Leases at beginning of period	(4,578)
Warrant liability at beginning of period	(4,647)	$ (5,426)	$ (5,426)
Sub-total at beginning of period	(123,570)
Cash and cash equivalents at beginning of period	62,960	71,318	71,318
Net debt total at beginning of period	(60,610)
Cash Flows, Borrowings	5,880
Cash Flows, Leases	1,063
Cash Flows, Sub-total	6,943
Cash Flows, Cash and cash equivalents	(24,292)	4,940
Cash Flows, Total	(17,349)
Remeasurement adjustments, Borrowings	(31)
Remeasurement adjustments, Warrant liability	(11,978)
Remeasurement adjustments	(12,009)
Other Changes, Borrowings	(10,484)
Other Changes, Leases	(1,107)
Other Changes	(11,591)
Exercise of warrants	3,188		0
Acquisition – leases	(2,564)
Foreign exchange adjustments, Leases	55
Foreign exchange adjustments, Sub-total	55
Foreign exchange adjustments, cash and cash equivalents	(639)	1,296
Foreign exchange adjustments, Total	(584)
Borrowings at end of period	(118,980)		(114,345)
Leases at end of period	(7,131)		(4,578)
Warrant liability at end of period	(13,437)		(4,647)
Sub-total at end of period	(139,548)		(123,570)
Cash and cash equivalents at end of period	38,029	$ 77,554	62,960
Net debt total at end of period	$ (101,519)		$ (60,610)